Subsequent Events (Details Narrative) (USD $)	0 Months Ended		12 Months Ended
	Feb. 07, 2014	Jan. 03, 2014	Dec. 31, 2013
Procceds from issuance of notes payable		$ 2,076,000	$ 8,489,036
Proceeds from issuance of common stock and warrants	3,923,100
Aggregate principal amount of notes payable (issued Jan. 03, 2014) converted to common stock		2,076,000	8,489,036
Issuance of common shares for cash, Shares	6,276,960
Warrants issued	6,276,960
Warrant exercise price per share	$ 0.625	$ 0.625	$ 0.625
Shares of common stock issued upon conversion of notes payable (issued jan. 03, 2014)		3,353,437	14,446,777
Warrants issued upon conversion of notes payable (issued Jan. 03, 2014)		3,321,600	14,446,777
Stock options issued in substitution of cancelled options	6,889,555
Stock options issued in substitution of cancelled options, price per share	$ 0.155
Additional stock options issued	20,867,266
Additional stock options issued, price per share	$ 0.625
Subsequent Event [Member]
Procceds from issuance of notes payable		2,076,000
Proceeds from issuance of common stock and warrants	3,923,100
Aggregate principal amount of notes payable (issued Jan. 03, 2014) converted to common stock	2,076,000
Aggregate principal amount of notes payable (issued during 2013) converted to common stock	8,489,036
Aggregate principal amount of outstanding notes payable issued in 2008 repaid in full	55,000
Aggregate principal amount of outstanding notes payable issued in 2009 repaid in full	$ 500,000
Issuance of common shares for cash, Shares	6,276,960
Warrants issued	6,276,960
Warrant exercise price per share	$ 0.625
Shares of common stock issued upon conversion of notes payable (issued jan. 03, 2014)	3,353,437
Warrants issued upon conversion of notes payable (issued Jan. 03, 2014)	3,321,600
Warrant exercise price per share	$ 0.625
Shares of common stock issued upon conversion of notes payable (issued during 2013)	14,446,777
Warrants issued upon conversion of notes payable (issued during 2013)	14,446,777
Warrant exercise price per share	$ 0.625
Issuance of stock option to purchases of common stock	15,290,486
Stock options issued in substitution of cancelled options	6,889,555
Stock options issued in substitution of cancelled options, price per share	$ 0.155
Additional stock options issued	20,867,266
Additional stock options issued, price per share	$ 0.625